Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Sales Information by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	$ 1,094,405	$ 698,400	$ 517,589
Dore and Metals from Dore
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	47,948	36,115	37,976
Silver Concentrate
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	870,489	493,584	356,941
Zinc Concentrate
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	138,068	111,101	80,274
Precious Metals Concentrate
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	37,900	57,600	42,398
United States
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	60,679	41,079	36,307
Canada
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	327,947	247,744	197,414
JAPAN
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	56,233	44,561	52,744
KOREA
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	611,284	181,372	127,590
CHINA
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	29,804	183,644	103,534
Others
Segment Reporting [Line Items]
Total, excluding gains/losses on derivative contracts	$ 8,458	$ 0	$ 0